Basis of Presentation	12 Months Ended
Oct. 31, 2018
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Basis of Presentation

Note 1: Basis of Presentation

Bank of Montreal (“the bank”) is a chartered bank under the Bank Act (Canada) and is a public company incorporated in Canada. We are a highly diversified financial services company, providing a broad range of personal and commercial banking, wealth management and investment banking products and services. The bank’s head office is at 129 rue Saint-Jacques, Montreal, Quebec. Its executive offices are at 100 King Street West, 1 First Canadian Place, Toronto, Ontario. Our common shares are listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange.

We have prepared these consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). We also comply with interpretations of IFRS by our regulator, the Office of the Superintendent of Financial Institutions Canada (“OSFI”).

Our consolidated financial statements have been prepared on a historic cost basis, except for the revaluation of the following items: assets and liabilities held for trading; financial assets and liabilities measured or designated at fair value through profit or loss (“FVTPL”); financial assets measured or designated at fair value through other comprehensive income (“FVOCI”); financial assets and financial liabilities designated as hedged items in qualifying fair value hedge relationships; cash-settled share-based payment liabilities; defined benefit pension and other employee future benefit liabilities; and insurance-related liabilities.

These consolidated financial statements were authorized for issue by the Board of Directors on December 4, 2018.

Basis of Consolidation

These consolidated financial statements are inclusive of the financial statements of our subsidiaries as at October 31, 2018. We conduct business through a variety of corporate structures, including subsidiaries, structured entities (“SEs”), associates and joint ventures. Subsidiaries are those entities where we exercise control through our ownership of the majority of the voting shares. We also hold interests in SEs, which we consolidate when we control the SEs. These are more fully described in Note 7. All of the assets, liabilities, revenues and expenses of our subsidiaries and consolidated SEs are included in our consolidated financial statements. All intercompany transactions and balances are eliminated on consolidation.

We hold investments in associates, where we exert significant influence over operating, investing and financing decisions (generally companies in which we own between 20% and 50% of the voting shares). These are accounted for using the equity method. The equity method is also applied to our investments in joint ventures. Joint ventures are those entities where we exercise joint control through an agreement with other shareholders. Under the equity method of accounting, investments are initially recorded at cost, and the carrying amount is increased or decreased to recognize our share of investee net income or loss, including other comprehensive income or loss. Our equity accounted investments are recorded as other securities and our share of the net income or loss is recorded in investments in associates and joint ventures, in our Consolidated Statement of Income. Any other comprehensive income amounts are reflected in the relevant section of our Consolidated Statement of Comprehensive Income. Additional information regarding accounting for other securities is included in Note 3.

Non-controlling interest in subsidiaries is presented in our Consolidated Balance Sheet as a separate component of equity that is distinct from our shareholders’ equity. The net income attributable to non-controlling interest in subsidiaries is presented separately in our Consolidated Statement of Income.

Specific Accounting Policies

To facilitate a better understanding of our consolidated financial statements, we have disclosed our significant accounting policies throughout the following notes with the related financial disclosures by major caption:

Translation of Foreign Currencies

We conduct business in a variety of foreign currencies and present our consolidated financial statements in Canadian dollars, which is our functional currency. Monetary assets and liabilities, as well as non-monetary assets and liabilities measured at fair value that are denominated in foreign currencies, are translated into Canadian dollars at the exchange rate in effect at the balance sheet date. Non-monetary assets and liabilities not measured at fair value are translated into Canadian dollars at historical rates. Revenues and expenses denominated in foreign currencies are translated using the average exchange rate for the year.

Unrealized gains and losses arising from translating our net investment in foreign operations into Canadian dollars, net of related hedging activities and applicable income taxes, are included in our Consolidated Statement of Comprehensive Income within net gain (loss) on translation of net foreign operations. When we dispose of a foreign operation such that control, significant influence or joint control is lost, the cumulative amount of the translation gain (loss) and any applicable hedging activities and related income taxes is reclassified to our Consolidated Statement of Income as part of the gain or loss on disposition.

Foreign currency translation gains and losses on equity securities measured at FVOCI that are denominated in foreign currencies are included in accumulated other comprehensive income on FVOCI equity securities, net of taxes, in our Consolidated Statement of Changes in Equity. All other foreign currency translation gains and losses are included in foreign exchange, other than trading, in our Consolidated Statement of Income as they arise.

From time to time, we enter into foreign exchange hedge contracts to reduce our exposure to changes in the value of foreign currencies. Realized and unrealized gains and losses that arise on the mark-to-market of foreign exchange contracts related to economic hedges are included in non-interest revenue in our Consolidated Statement of Income. Changes in the fair value of derivative contracts that qualify as accounting hedges are recorded in our Consolidated Statement of Comprehensive Income within net change in unrealized gains (losses) on derivatives designated as cash flow hedges, with the spot/forward differential (the difference between the foreign currency exchange rate at the inception of the contract and the rate at the end of the contract) recorded in interest income (expense) over the term of the hedge.

Revenue

Dividend Income

Dividend income is recognized when the right to receive payment is established. This is the ex-dividend date for listed equity securities.

Fee Income

Securities commissions and fees are earned in Wealth Management and Capital Markets on brokerage transactions executed for customers, generally as a fixed fee per share traded, where the commissions and related clearing expense are recognized on trade date. There are also fees based on a percentage of the customer’s portfolio holdings that entitle clients to investment advice and a certain number of trades which are recorded over the period to which they relate.

Deposit and payment service charges are primarily earned in Personal and Commercial Banking and include monthly account maintenance fees and other activity-based fees earned on deposit and cash management services. Fees are recognized over time or at a point in time, i.e. over the period that account maintenance and cash management services are provided, or when an income-generating activity is performed.

Card fees arise in Personal and Commercial Banking and primarily include interchange income, late fees and annual fees. Card fees are recorded when the related services are provided, except for annual fees, which are recorded evenly throughout the year. Interchange income is calculated as a percentage of the transaction amount and/or a fixed price per transaction as established by the payment network and is recognized when the card transaction is settled. Reward costs for certain of our cards are recorded as a reduction in card fees.

Investment management and custodial fees are earned in Wealth Management and are based primarily on the balance of assets under management or assets under administration, as at the period end, for investment management, custodial, estate and trustee services provided. Fees are recorded over the period the services are performed.

Mutual fund revenues arise in Wealth Management and are earned on fund management services which are primarily calculated and recorded based on a percentage of the fund’s net asset value. The fees are recorded over the period the services are performed.

Underwriting and advisory fees are earned in Capital Markets and arise from securities offerings in which we act as an underwriter or agent, structuring and administering loan syndications and fees earned from providing merger-and-acquisition services and structuring advice. Underwriting and advisory fees are generally recognized when the services or milestones are completed.

Leases

We are lessors in both financing leases and operating leases. Leases are classified as financing leases if they transfer substantially all the risks and rewards incidental to ownership of the leased asset to the lessee. Otherwise they are classified as operating leases, as we retain substantially all the risks and rewards of asset ownership.

As lessor in a financing lease, a loan is recognized equal to the investment in the lease, which is calculated as the present value of the minimum payments to be received from the lessee, discounted at the interest rate implicit in the lease, plus any unguaranteed residual value we expect to recover at the end of the lease. Finance lease income is recognized in interest, dividend and fee income, loans, in our Consolidated Statement of Income.

Assets under operating leases are recorded in other assets in our Consolidated Balance Sheet. Rental income is recognized on a straight-line basis over the term of the lease in non-interest revenue, other, in our Consolidated Statement of Income. Depreciation on these assets is recognized on a straight-line basis over the life of the lease in non-interest expense, other, in our Consolidated Statement of Income.

Assets Held-for-Sale

Non-current non-financial assets classified as held-for-sale are measured at the lower of their carrying amount and fair value less costs to sell and are presented within other assets in our Consolidated Balance Sheet. Subsequent to its initial classification, a non-current asset is no longer depreciated or amortized, and any subsequent write-down in fair value less costs to sell is recognized in non-interest revenue, other, in our Consolidated Statement of Income.

Changes in Accounting Policies

Financial Instruments

Effective November 1, 2017 we adopted IFRS 9 Financial Instruments (“IFRS 9”), which replaces IAS 39 Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 addresses impairment, classification and measurement, and hedge accounting. The impact to shareholders’ equity at November 1, 2017 was an increase of $70 million ($44 million after-tax) related to the impairment requirements of the standard. Prior periods have not been restated. Refer to Note 28, Transition to IFRS 9, for the impact on the opening balance sheet at November 1, 2017 and for accounting policies under IAS 39, which were applicable in prior periods.

Impairment

IFRS 9 introduces a new expected credit loss (“ECL”) impairment model for all financial assets and certain off-balance sheet loan commitments and guarantees. The new ECL model results in an allowance for credit losses being recorded on financial assets regardless of whether there has been an actual impairment. This differs from our previous approach where the allowance recorded on performing loans was designed to capture only incurred losses whether or not they have been specifically identified.

The ECL model requires the recognition of credit losses based on up to 12 months of expected losses for performing loans (Stage 1) and the recognition of lifetime expected losses on performing loans that have experienced a significant increase in credit risk since origination (Stage 2).

The determination of a significant increase in credit risk takes into account many different factors and will vary by product and risk segment. The main factors considered in making this determination are relative changes in probability-weighted probability of default since origination and certain other criteria such as 30-day past due and watchlist status. The allowance for assets in Stage 2 will be higher than for those in Stage 1 as a result of the longer time horizon associated with this stage. Stage 3 requires the recognition of lifetime losses for all credit impaired assets.

IFRS 9 requires consideration of past events, current market conditions and reasonable supportable information about future economic conditions, in determining whether there has been a significant increase in credit risk and in calculating the amount of expected losses. The standard also requires future economic conditions be based on an unbiased, probability-weighted assessment of possible future outcomes.

In considering the lifetime of an instrument, IFRS 9 generally requires the use of the contractual period, including pre-payment, extension and other options. For revolving instruments, such as credit cards, that may not have a defined contractual period, lifetime is based on historical behaviour.

Classification and Measurement

Debt instruments, including loans, are classified based on both our business model for managing the assets and the contractual cash flow characteristics of the assets. Debt instruments are measured at fair value through profit or loss (“FVTPL”) unless certain conditions are met that permit measurement at either fair value through other comprehensive income (“FVOCI”) or amortized cost.

FVOCI is permitted where debt instruments are held with the objective of selling the assets or collecting contractual cash flows and those cash flows represent solely payments of principal and interest. These securities may be sold in response to or in anticipation of changes in interest rates and resulting prepayment risk, changes in credit risk, changes in foreign currency risk, changes in funding sources or terms, or to meet liquidity needs. Changes in fair value are recorded in other comprehensive income; gains or losses on disposal and impairment losses are recorded in our Consolidated Statement of Income.

Amortized cost is permitted where debt instruments are held with the objective of collecting contractual cash flows and those cash flows represent solely payments of principal and interest. Gains or losses on disposal and impairment losses are recorded in our Consolidated Statement of Income.

For both FVOCI and amortized cost instruments, premiums, discounts and transaction costs are amortized over the term of the instrument on an effective yield basis as an adjustment to interest income.

Equity instruments are measured at FVTPL unless we elect to measure at FVOCI, in which case gains and losses are never recognized in income.

As permitted by IFRS 9, in fiscal 2015, we have early adopted the provisions relating to the recognition of changes in own credit risk for financial liabilities designated at FVTPL.

Additional information regarding changes in own credit risk is included in Notes 13 and 14.

Hedge Accounting

IFRS 9 introduced a new hedge accounting model that expands the scope of hedged items and risks eligible for hedge accounting and aligns hedge accounting more closely with risk management. The new model no longer specifies quantitative measures for effectiveness testing and does not permit hedge de-designation. IFRS 9 includes a policy choice that allows us to continue to apply the existing hedge accounting rules, which we have elected to use. However, as required by the standard, we adopted the new hedge accounting disclosures. Refer to Note 8.

Use of Estimates and Judgments

The preparation of the consolidated financial statements requires management to use estimates and assumptions that affect the carrying amounts of certain assets and liabilities, certain amounts reported in net income and other related disclosures.

The most significant assets and liabilities for which we must make estimates include allowance for credit losses; financial instruments measured at fair value; pension and other employee future benefits; impairment of securities; income taxes and deferred taxes; goodwill and intangible assets; insurance-related liabilities; and provisions. We make judgments in assessing whether substantially all risks and rewards have been transferred in respect of transfers of financial assets and whether we control SEs, as discussed in Notes 6 and 7, respectively. If actual results were to differ from the estimates, the impact would be recorded in future periods.

We have established detailed policies and control procedures that are intended to ensure these judgments are well controlled, independently reviewed and consistently applied from period to period. We believe that our estimates of the value of our assets and liabilities are appropriate.

Allowance for Credit Losses

The expected credit loss model requires the recognition of credit losses based on up to 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.

The determination of a significant increase in credit risk takes into account many different factors and varies by product and risk segment. The main factors considered in making this determination are relative changes in probability of default since origination, and certain other criteria, such as 30-day past due and watchlist status. The assessment of a significant increase in credit risk requires experienced credit judgment.

In determining whether there has been a significant increase in credit risk and in calculating the amount of expected credit losses, we must rely on estimates and exercise judgment regarding matters for which the ultimate outcome is unknown. These judgments include changes in circumstances that may cause future assessments of credit risk to be materially different from current assessments, which could require an increase or decrease in the allowance for credit losses.

The calculation of expected credit losses includes the explicit incorporation of forecasts of future economic conditions. We have developed models incorporating specific macroeconomic variables that are relevant to each portfolio. Key economic variables for our retail portfolios include primary operating markets of Canada, the United States and regional markets where considered significant. Forecasts are developed internally by our Economics group, considering external data and our view of future economic conditions. We exercise experienced credit judgment to incorporate multiple economic forecasts which are probability-weighted in the determination of the final expected credit loss. The allowance is sensitive to changes in both economic forecasts and the probability weight assigned to each forecast scenario.

Additional information regarding the allowance for credit losses is included in Notes 4 and 28.

Financial Instruments Measured at Fair Value

Fair value measurement techniques are used to value various financial assets and financial liabilities and are used in performing impairment testing on certain non-financial assets. Detailed discussions of our fair value measurement techniques are included in Note 17.

Pension and Other Employee Future Benefits

Our pension and other employee future benefits expense is calculated by our independent actuaries using assumptions determined by management. If actual experience were to differ from the assumptions used, we would recognize this difference in other comprehensive income.

Pension and other employee future benefits expense, plan assets and defined benefit obligations are also sensitive to changes in discount rates. We determine discount rates for all of our plans using high-quality AA rated corporate bond yields with terms matching the plans’ specific cash flows.

Additional information regarding our accounting for pension and other employee future benefits is included in Note 21.

Impairment of Securities

We review other securities at each quarter-end reporting period to identify and evaluate investments that show indications of possible impairment. For these equity securities, a significant or prolonged decline in the fair value of a security below its cost is objective evidence of impairment.

Debt securities measured at amortized cost or FVOCI are assessed for impairment using the expected credit loss model. For securities determined to have low credit risk, the allowance for credit losses is measured at a 12 month expected credit loss.

Additional information regarding our accounting for debt securities measured at amortized cost or FVOCI and other securities, allowance for credit losses and the determination of fair value is included in Notes 3 and 17.

Income Taxes and Deferred Tax Assets

The provision for income taxes is calculated based on the expected tax treatment of transactions recorded in either our Consolidated Statement of Income or Consolidated Statement of Changes in Equity. In determining the provision for income taxes, we interpret tax legislation, case law and administrative positions in numerous jurisdictions and, based on our judgment, record our estimate of the amount required to settle tax obligations. We also make assumptions about the expected timing of the reversal of deferred tax assets and liabilities. If our interpretations differ from those of taxing authorities or if the timing of reversals is not as expected, our provision for income taxes could increase or decrease in future periods. The amount of any such increase or decrease cannot be reasonably estimated.

Deferred tax assets are recognized only when it is probable that sufficient taxable profit will be available in future periods against which deductible temporary differences may be utilized. We are required to assess whether it is probable that our deferred income tax assets will be realized prior to expiration and, based on all the available evidence, determine if any portion of our deferred income tax assets should not be recognized. The factors used to assess the probability of realization are our past experience of income and capital gains, our forecast of future net income before taxes, and the period remaining before the expiration of tax loss carryforwards. Changes in our assessment of these factors could increase or decrease our provision for income taxes in future periods.

Additional information regarding our accounting for income taxes is included in Note 22.

Goodwill and Intangible Assets

For the purpose of impairment testing, goodwill is allocated to our groups of cash-generating units (“CGUs”), which represent the lowest level within the bank at which goodwill is monitored for internal management purposes. Impairment testing is performed at least annually, by comparing the carrying values and the recoverable amounts of the CGUs to which goodwill has been allocated to determine whether the recoverable amount of each group is greater than its carrying value. If the carrying value of the group were to exceed its recoverable amount, an impairment calculation would be performed. The recoverable amount of a CGU is the higher of its fair value less costs to sell and the value in use.

In determining fair value less costs to sell, we employ a discounted cash flow model consistent with those used when we acquire businesses. This model is dependent on assumptions related to revenue growth, discount rates, synergies achieved on acquisition and the availability of comparable acquisition data. Changes in any of these assumptions would affect the determination of fair value for each of the business units in a different manner. Management must exercise judgment and make assumptions in determining fair value less costs to sell, and differences in judgment and assumptions could affect the determination of fair value and any resulting impairment write-down.

Intangible assets with a definite life are amortized to income on either a straight-line or an accelerated basis over a period not exceeding 15 years, depending on the nature of the asset. We test definite-life intangible assets for impairment when circumstances indicate the carrying value may not be recoverable. Indefinite-life intangible assets are tested annually for impairment. If any intangible assets are determined to be impaired, we write them down to their recoverable amount, the higher of value in use and fair value less costs to sell, when this is less than the carrying value.

Additional information regarding goodwill and intangible assets is included in Note 11.

Insurance-Related Liabilities

Insurance claims and policy benefit liabilities represent current claims and estimates of future insurance policy benefit liabilities. Liabilities for life insurance contracts are determined using the Canadian Asset Liability Method, which incorporates best-estimate assumptions for mortality, morbidity, policy lapses, surrenders, future investment yields, policy dividends, administration costs and margins for adverse deviation. These assumptions are reviewed at least annually and updated to reflect actual experience and market conditions. The most significant impact on the valuation of a liability would result from a change in the assumption for future investment yields.

Additional information regarding insurance-related liabilities is included in Note 14.

Provisions

The bank and its subsidiaries are involved in various legal actions in the ordinary course of business.

Provisions are recorded at the best estimate of the amounts required to settle any obligations related to these legal actions as at the balance sheet date, taking into account the risks and uncertainties associated with the obligation. Factors considered in making the assessment include: a case-by-case assessment of specific facts and circumstances, our past experience and the opinions of legal experts. Management and external experts are involved in estimating any provisions. The actual costs of resolving these claims may be substantially higher or lower than the amounts of the provisions.

Additional information regarding provisions is included in Note 24.

Transfer of Financial Assets and Consolidation of Structured Entities

We enter into transactions in which we transfer assets, typically mortgage loans and credit cards, to a structured entity or third party to obtain alternate sources of funding. We assess whether substantially all of the risks and rewards of the loans have been transferred to determine if they qualify for derecognition. Since we continue to be exposed to substantially all of the repayment, interest rate and/or credit risk associated with the securitized loans, they do not qualify for derecognition. We continue to recognize the loans and the related cash proceeds as secured financings in our Consolidated Balance Sheet.

For securitization vehicles sponsored by the bank, the vehicles typically have limited decision-making authority. The structure of these vehicles limits the activities they can undertake, the types of assets they can hold and how activities are funded. We control and consolidate these vehicles when we have the key decision-making powers necessary to obtain the majority of the benefits of their activities.

For certain investments in limited partnerships, we exercise judgment in determining whether we control an entity. Based on an assessment of our interests and rights, we have determined that we do not control certain entities, even though we may have an ownership interest greater than 50%. This may be the case when we are not the general partner in an arrangement and the general partner’s rights most significantly affect the returns of the entity. Additionally, we have determined that we control certain entities despite having an ownership interest less than 50%. This may be the case when we are the general partner in an arrangement and the general partner’s rights most significantly affect the returns of the entity.

Transferred assets are discussed in greater detail in Note 6 and structured entities are discussed in greater detail in Notes 7 and 20.

Future Changes in IFRS

Revenue

In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers (“IFRS 15”), which replaces the existing standards for revenue recognition. The new standard establishes a framework for the recognition and measurement of revenues generated from contracts with customers, providing a principles-based approach for revenue recognition, and introduces the concept of recognizing revenue for performance obligations as they are satisfied. Revenues outside of the scope of IFRS 15 include interest and dividend income, trading revenues, securities gains/losses, insurance revenues, investments in associates and joint ventures and lease income. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenues and cash flows arising from transactions with our customers.

In April 2016, the IASB issued clarifications to IFRS 15, which provided additional clarity on revenue recognition related to identifying performance obligations, application guidance on principal versus agent and licences of intellectual property.

The primary impact of IFRS 15 will be the reclassification of amounts within the Consolidated Statement of Income. Loyalty rewards and cash promotion costs on cards currently recorded in non-interest expense will be presented as a reduction in non-interest revenue. Reimbursement of certain expenses incurred on behalf of customers currently recorded as a reduction in non-interest expense will be recorded in non-interest revenue. In addition, there will be minimal impacts to net income as a result of no longer discounting our loyalty rewards costs and the amortization of costs to obtain card customers, which are currently expensed as incurred.

On transition to IFRS 15 on November 1, 2018, we can either restate prior periods as if we had always applied IFRS 15 or alternatively, we can recognize the cumulative effect of any changes resulting from our adoption of IFRS 15 in opening retained earnings with no comparison for prior years. We have elected to restate prior periods.

The impact of adopting IFRS 15 in 2018 and 2017 would have been a decrease in non-interest revenue of $132 million and $153 million, a decrease in non-interest expense of $136 million and $138 million, and an increase in net income of $3 million and a decrease in net income of $11 million, in our Consolidated Statement of Income, respectively. The impact in our Consolidated Balance Sheet as at October 31, 2018 and 2017 is not significant.

Share-based Payment

In June 2016, the IASB issued amendments to IFRS 2 Share-based Payment (“IFRS 2”) in relation to the classification and measurement of share-based payment transactions. The amendments will not have a significant impact on our consolidated financial statements. The amendments are effective for our fiscal year beginning November 1, 2018.

Leases

In January 2016, the IASB issued IFRS 16 Leases (“IFRS 16”), which provides guidance for leases whereby lessees will recognize a liability for the present value of future lease liabilities and record a corresponding asset on the balance sheet for most leases. There are minimal changes to lessor accounting. IFRS 16 is effective for our fiscal year beginning November 1, 2019.

In order to meet the requirements of IFRS 16, we have established an enterprise-wide project and are currently assessing the impact of the standard on our future financial results. The main impact identified to date is the requirement to record real estate leases on balance sheet. Currently, most of our real estate leases are classified as operating leases, whereby we record lease expense over the term of the lease with no asset or liability recorded on the balance sheet other than any related leasehold improvements. Under IFRS 16, we will recognize a right-of-use asset and a lease liability on the balance sheet. There will be no significant impact on our lessor businesses.

When we adopt IFRS 16, we can either recognize the cumulative effect of any changes resulting from our adoption of IFRS 16 in opening retained earnings with no comparison for prior years or alternatively, we can restate prior periods as if we had always applied IFRS 16. We are assessing our transition approach as part of our project.

Insurance Contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts (“IFRS 17”), which provides a comprehensive approach to accounting for all types of insurance contracts and will replace the existing IFRS 4 Insurance Contracts. In November 2018, the IASB tentatively decided to defer the effective date of IFRS 17 by one year, which would change the anticipated effective date for the bank to November 1, 2022. We will continue to closely monitor the ongoing discussions at the IASB. We are currently assessing the impact of the standard on our future financial results.

Conceptual Framework

In March 2018, the IASB issued the revised Conceptual Framework (“Framework”), which sets out the fundamental concepts for financial reporting to ensure consistency in standard-setting decisions and that similar transactions are treated in a similar way, so as to provide useful information to users of financial statements. The revised Framework, which is effective for our fiscal year beginning November 1, 2020, will inform future standard-setting decisions but does not impact existing IFRS. We do not expect the Framework to have a significant impact on our accounting policies.